Retirement Benefits (Target And Actual Weighted-Average Asset Allocations For Postretirement Medical Plan) (Details) (Postretirement Benefits Plan [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	95.00%
Cash and cash equivalents, Target	5.00%
Total, Target	100.00%
Debt securities, Actual	98.10%	94.00%
Cash and cash equivalents, Actual	1.90%	6.00%
Total, Actual	100.00%	100.00%